Debt - Schedule of Balances of Term Loan (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Debt Disclosure [Abstract]
2022	$ 3,096
2023	5,982
2024	8,453
2025	7,836
2026	99,633
Thereafter	0
Total	$ 125,000